Pensions and Other Post-employment Benefit Obligations - Additional Information (Detail) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Gain from negative past service cost	€ 36
Weighted-average maturity of defined benefit obligations			13 years 3 months 18 days	14 years
Pensions [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits		€ 26
Other benefits [member]
Disclosure of defined benefit plans [line items]
Expected contributions to pension and other benefits		€ 19
Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Increase in actuarial assumption			0.50%
Decrease in actuarial assumption			0.50%